Document and Entity Information Document	May 04, 2021
Entity Information [Line Items]
Entity Central Index Key	0001721781
Entity Incorporation, State or Country Code	DE
Entity Registrant Name	AEP TEXAS INC.
Entity Emerging Growth Company	false
Written Communications	false
City Area Code	(614)
Entity Address, Address Line One	1 Riverside Plaza,
Document Type	8-K
Document Period End Date	May 04, 2021
Entity Address, City or Town	Columbus,
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43215
Local Phone Number	716-1000
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity File Number	333-221643
Entity Tax Identification Number	51-0007707
Amendment Flag	false